Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest income:
Loans, including fees	$ 413,611	$ 375,173	$ 322,508
Investment securities:
Taxable	72,485	81,484	82,347
Tax-exempt	4,885	8,141	9,656
Other interest income	1,420	1,024	625
Total interest income	492,401	465,822	415,136
Interest expense:
Savings deposits	16,379	12,764	6,208
Time deposits	20,970	13,096	9,736
Securities sold under repurchase agreements	2,432	2,415	6,617
Other borrowings	12,413	17,404	10,978
Junior subordinated deferrable interest debentures	6,435	6,989	5,392
Total interest expense	58,629	52,668	38,931
Net interest income	433,772	413,154	376,205
Provision for probable loan losses	18,843	6,112	11,221
Net interest income after provision for probable loan losses	414,929	407,042	364,984
Other service charges, commissions and fees
Investment securities transactions, net	(12)	(141)	(4,774)
Other investments, net	5,985	19,897	18,918
Other income	17,523	18,367	11,085
Total non-interest income	154,826	165,042	150,406
Non-interest expense:
Employee compensation and benefits	145,929	138,532	132,750
Occupancy	28,635	29,097	28,439
Depreciation of bank premises and equipment	28,270	25,873	25,281
Professional fees	17,661	12,601	13,650
Deposit insurance assessments	1,416	3,742	3,294
Net expense, other real estate owned	6,377	4,413	965
Amortization of identified intangible assets			25
Advertising	7,748	7,695	7,854
Early termination fee - securities sold under repurchase agreements			5,765
Software and software maintenance	19,850	17,516	19,189
Other	53,915	60,032	56,536
Total non-interest expense	309,801	299,501	293,748
Income before income taxes	259,954	272,583	221,642
Provision for income taxes	54,850	56,652	64,206
Net income	$ 205,104	$ 215,931	$ 157,436
Basic earnings per common share:
Weighted average number of shares outstanding (in shares)	65,476,606	66,106,580	66,046,155
Net income (in dollars per share)	$ 3.13	$ 3.27	$ 2.38
Fully diluted earnings per common share:
Weighted average number of shares outstanding (in shares)	65,685,684	66,633,820	66,778,436
Net income (in dollars per share)	$ 3.12	$ 3.24	$ 2.36
Services charges on deposit accounts
Non-interest income:
Service charges	$ 72,502	$ 72,433	$ 72,868
Other service charges, commissions and fees, Banking
Non-interest income:
Service charges	50,996	46,685	44,964
Other service charges, commissions and fees, Non-banking
Non-interest income:
Service charges	$ 7,832	$ 7,801	$ 7,345